INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 14,783	$ 15,286	$ 8,969
Additions for tax positions of current year	778	716	8,753
Reduction due to statute of limitation of prior years	(448)	(1,219)
Reduction of prior years' provision			(2,436)
Ending balance	$ 15,113	$ 14,783	$ 15,286